UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN FINANCIAL PARTNERS, L.L.C.
Address: 96 CUMMINGS POINT RD.

         STAMFORD, CT  06902

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     MANAGER
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     November 13, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $42,626 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE CASH EXPRESS INC                            4403101       1255    41998          DEFINED 1                1255
ANGELICA CORP                  COM              34663104      3232   190000          DEFINED 1                3232
APRIA HEALTHCARE GROUP         COM              37933108      1215    61530          DEFINED 1                1215
ATI TECHNOLOGIES INC           COM              1941103       3005   140040          DEFINED 1                3005
BRINKS COMPANY (THE)           COM              109696104     1273    24000          DEFINED 1                1273
CHAMPPS ENTERTAINMENT INC      COM              158787101      473    77760          DEFINED 1                 473
I-MANY INCORPORATED            COM              44973Q103     1506   752817          DEFINED 1                1506
INCO LTD                       PUT              453258952        1     9900     P    DEFINED 1                   1
INCO LTD                       COM              453258402     6098    80000          DEFINED 1                6098
INFOUSA INC                    COM              456818301     7722   930372          DEFINED 1                7722
JOHNSON OUTDOORS INC           CL A             479167108     3008   174000          DEFINED 1                3008
KATY INDS INC                  COM              486026107      404   143200          DEFINED 1                 404
MAVERICK TUBE CORP             COM              577914104     3250    50000          DEFINED 1                3250
MAVERICK TUBE CORP             PUT              577914954        0     4900     P    DEFINED 1                   0
MTR GAMING GROUP INC           COM              553769100      836    89080          DEFINED 1                 836
NORTHWESTERN CORPORATION       COM NEW          668074305     2506    71640          DEFINED 1                2506
PMA CAPITAL CORP               CL A             693419202     1068   121134          DEFINED 1                1068
QLT INC                        COM              746927102      304    40000          DEFINED 1                 304
SUN TIMES MEDIA GROUP INC      CL A             86688Q100     2508   380000          DEFINED 1                2508
TIME WARNER INC                COM              887317105     2962   162500          DEFINED 1                2962